Financial assets at fair value through profit (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets mandatorily at fair value through profit or loss:	£ 1,292	£ 1,674
Total financial assets at fair value through profit or loss	1,292	1,674
Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets mandatorily at fair value through profit or loss:	1,087	1,511
Equity shares
Disclosure of financial assets [line items]
Financial assets mandatorily at fair value through profit or loss:	£ 205	£ 163